Schedule of Reconcilation of Segment Assets to Consolidated (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total segment assets	$ 12,695,000	$ 18,302,000
Goodwill	4,418,000	786,000
Total Assets	12,695,000	18,302,000
Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets		18,302,000		$ 27,715,000
Goodwill		786,000		(0)
Total Assets		18,302,000		$ 27,715,000
Net Assets, Segment [Member]
Segment Reporting Information [Line Items]
Total segment assets	12,695,000	18,302,000
Goodwill	4,418,000	786,000
Total Assets	12,695,000	18,302,000
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total segment assets	8,277,000		$ 12,367,000
Total Assets	8,277,000		$ 12,367,000
Total segment assets		17,516,000
Operating Segments [Member] | Previously Reported [Member]
Segment Reporting Information [Line Items]
Total segment assets		18,302,000
Goodwill		786,000
Total Assets		18,302,000
Total segment assets		17,516,000
Operating Segments [Member] | Net Assets, Segment [Member]
Segment Reporting Information [Line Items]
Total segment assets	8,277,000	17,516,000
Total Assets	$ 8,277,000	$ 17,516,000